ACCRUED SETTLEMENT	12 Months Ended
Dec. 31, 2011
ACCRUED SETTLEMENT
6.	ACCRUED SETTLEMENT

Midsummer Investment, Ltd

On August 9, 2011, the Company entered into a Settlement Agreement and Mutual Release (“Settlement Agreement”) with Midsummer Investment, Ltd and Midsummer Small Cap Master, Ltd. (collectively, “Midsummer”). Pursuant to the Settlement Agreement, upon tender by Midsummer to the Company of warrants held by Midsummer to purchase a total of 20,319,730 shares of the Company’s common stock (the “Warrants”), and duly executed notices of exercise (deemed to occur upon execution of the Settlement Agreement), the Company, to settle errors involving warrant issuances to Midsummer, agreed to (i) deliver to Midsummer an aggregate of 36,000,000 shares of the Company’s common stock (the “Current Shares”), as an exercise of the Warrants in respect of a partial exercise of Warrants, (ii) undertake to issue 30,585,774 additional shares of the Company’s common stock (the “Future Shares”), as an exercise of the remainder of the Warrants within ten days of the date that the Company shall have sufficient authorized and unissued shares of Common Stock (“Authorized Share Increase”) which are not otherwise reserved for issuance for other purposes to enable the Company to issue all of the Future Shares and (iii) issue 3,058,577 shares of the Company’s common stock (the “Additional Future Shares”) for every calendar month elapsed between the date of delivery of the Current Shares and the date following delivery of the Future Shares. The Company and Midsummer provided mutual general releases.

The Company calculated the fair value of the warrants on August 9, 2011 using the stock price on that date, the exercise price per the warrant agreement, an expected term based on the expiration date of the warrant, volatility of 165%, and a discount rate of 0.33%. Based on these assumptions the fair value of the warrants to purchase 20,319,730 shares of common stock was $3,039,090 which represents a $409,082 decrease in fair value from June 30, 2011. The decrease of $409,082 is recorded in the consolidated statement of operations as “adjustments to fair value of derivatives.”

The shares to be issued were valued at $0.17 which is the share price on the date of the agreement. Per the Settlement Agreement, the Company issued 36,000,000 shares on August 12, 2011. The Company issued the Future Shares of 30,585,774 and the Additional Future Shares of 15,292,885 in January 2012. The Company estimated the required liability at December 31, 2011 to be $7,799,373 based on 30,585,774 Future Shares and 15,292,885 Additional Future Shares valued at $0.17 per share of common stock which is recorded as “accrued settlement” on the accompanying consolidated balance sheets. The Company recorded $10,880,282 as “finance costs” in the consolidated statements of operations related to the 36,000,000 Initial shares, the 30,585,774 Future Shares, the 15,292,885 Additional Future Shares, offset by the $3,039,090 fair value of the warrant derivative liability.

Alpha Capital

On October 14, 2011, the United States District Court for the Southern District of New York entered an order granting plaintiff Alpha Capital Anstalt's ("Alpha Capital") motion for a preliminary injunction and preliminary declaratory relief in the lawsuit entitled Alpha Capital Anstalt v. Advanced Cell Technology, Inc., Case No. 11 CIV 6458 (S.D.N.Y. filed Sept. 16, 2011).  The lawsuit is described in the current report on Form 8-K filed by the Company with the Securities and Exchange Commission on September 22, 2011.  In its motion, Alpha Capital sought an order directing the Company to deliver to it at least 39,514,859 shares of its common stock in accordance with the terms of its warrants and convertible promissory notes.  The court's October 14, 2011 order directed the Company to hold in escrow 39,514,859 shares of its common stock pending the entry of a preliminary injunction, and directed Alpha Capital to submit a proposed form of order to the court by October 27, 2011.

On November 1, 2011, the Company issued the 39,514,859 shares to Alpha Capital. The Company recorded $4,947,800 as “finance cost” on the accompanying consolidated statements of operations and balance sheets, respectively which represents the fair value of the 39,514,859 shares of common stock valued at $0.14 per share less the fair value of the warrant derivative liability of $584,280. The $0.14 common stock fair value was the share price on the date of the preliminary injunction.

On November 23, 2011, the Company answered Alpha Capital’s Complaint and asserted affirmative defenses. On December 12, 2011, the Company and Alpha submitted a Civil Case Management Plan and Scheduling Order and discovery has since commenced. Despite receiving the 39,514,859 shares on November 1, 2011 as a result of its preliminary injunction, Alpha Capital continues to seek damages against the Company. The Company’s Management intends to contest this case vigorously.

Black Mountain Equities

On November 9, 2011, the United States District Court for the Southern District of New York entered an order granting plaintiff Black Mountain Equities, Inc. ("Black Mountain") motion for a preliminary injunction and preliminary declaratory relief in the lawsuit entitled Black Mountain Equities, Inc., v. Advanced Cell Technology, Inc., Case No. 11 CIV 7305, filed on October 17, 2011.  In its motion, Black Mountain sought an order directing the Company to deliver to it at least 18,000,000 shares of its common stock in accordance with the terms of its warrants and convertible promissory notes.  The court's November 9, 2011 order directed the Company to hold in escrow 18,000,000 shares of its common stock pending the entry of a preliminary injunction.

On November 15, 2011, the Company issued the 18,000,000 shares to Black Mountain. The Company recorded $1,615,062 as “finance cost” and “accrued settlement” on the accompanying consolidated statements of operations and balance sheets, respectively which represents the fair value of the 18,000,000 shares of common stock valued at $0.11 per share less the fair value of the warrant derivative liability of $364,938. The $0.11 common stock fair value was the share price on the date of the preliminary injunction.

On December 15, 2011, the Company answered BME’s initial Complaint and asserted counterclaims, disputing BME’s contention that it was owed 18,000,000 shares. On December 29, 2011, BME filed an Amended Complaint. On January 17, 2012, the Company answered the Amended Complaint and asserted revised counterclaims. Discovery will begin in this case shortly. In its Amended Complaint, BME argues that it made a cashless exercise of warrants issued by the Company by delivering a Notice of Exercise, asking for 18,000,000 shares of the Company’s common stock, based on a reduced exercise price and increased warrant share amount. In its counterclaims, the Company argues that even assuming arguendo that the exercise price of the warrants should have been reset as a result of certain JMJ Financial, Inc. transactions, BME would still only be entitled to 7,331,445 shares. Based on this calculation, the Company argues that BME should return to the Company no less than 10,668,555 shares of the stock it received on November 15, 2011 pursuant to its preliminary injunction. The Company’s Management intends to contest this case vigorously.

Cranshire Master Fund

On December 15, 2011, the United States District Court for the Southern District of New York entered an order granting plaintiff Cranshire Capital Master Fund, Ltd.’s (“Cranshire”) motion for a preliminary injunction in the lawsuit entitled Cranshire Capital Master Fund, Ltd. v. Advanced Cell Technology, Inc., Case No. 11 CIV 8755 (S.D.N.Y. filed December 1, 2011). Cranshire asserts that as a result of the transactions between the Company and JMJ, the exercise price of its warrants should have been decreased to $.0353 and the total number of warrant shares issuable upon exercise should have been increased from 6,918,197 to 19,598,292. Based upon these figures, Cranshire asserted that its December 2010 warrant exercise should have resulted in an additional 12,680,094 shares. Cranshire asserts claims for damages, in an amount to be determined at trial, for the Company's alleged failure to deliver the shares and to provide proper notice of reduction in exercise price and conversion price. On December 2, 2011, Cranshire moved for preliminary declaratory relief and for a preliminary injunction directing the Company to deliver immediately at least 12,680,094 shares of its common stock to Cranshire. At the hearing on December 15, 2011, Cranshire changed its argument, contending that the exercise price should have been decreased to $.027 (as opposed to $.0353) and that, consequently, it was entitled to 18,000,000 shares (as opposed to 12,660,094 shares). On December 15, 2011, the court granted a preliminary injunction and directed the Company to deliver to Cranshire 10,730,265 shares of the Company's common stock. The parties will begin discovery shortly. Management intends to contest this case vigorously if a reasonable settlement cannot be achieved.

The Company issued the 10,730,265 shares to Cranshire on December 16, 2011. The Company recorded $1,073,027 as “finance cost” and “accrued settlement” on the accompanying consolidated statements of operations and balance sheets, respectively which represents the fair value of the 10,730,265 shares of common stock valued at $0.10 per share less. The $0.10 common stock fair value was the share price on the date of the preliminary injunction. See note 19, Subsequent Events, regarding the February 24, 2012 settlement.

Global Settlement

On December 7, 2011, the Company entered into settlement agreements with 40 holders of convertible promissory notes and warrants that were issued between 2005 and 2010. The settlement agreements relate to claims that the holders may have against the Company regarding the assertion that the conversion price of the notes and the exercise price of the warrants should have been adjusted as a result of certain transactions between the Company and JMJ Financial, Inc. during 2010. Pursuant to the settlement agreements, the Company agreed to issue an aggregate of 239,601,630 shares of common stock to the settling holders.

At the time of settlement, the Company did not have a sufficient number of authorized but unissued shares of common stock to issue all of the shares of common stock that the Company agreed to issue to settling holders pursuant to the settlement agreements. On January 24, 2012, the Company’s shareholders approved the increase in authorized shares to 2,750,000,000. The Company issued the 239,601,630 shares on January 30, 2012.

The Company recorded $22,724,947 as “finance cost” and “accrued settlement” on the accompanying consolidated statements of operations and balance sheets, respectively which represents the fair value of the 239,601,630 shares of common stock valued at $0.11 per share less. The $0.11 common stock fair value was the share price on the date of the settlement agreement.